Asset transfers and collateral received (Tables)	12 Months Ended
Dec. 31, 2025
Asset transfers and collateral received
Schedule of assets subject to securities repurchase agreements or security lending transactions

	2025	2024
The following assets have failed derecognition (1)	£m	£m
Trading assets	8,210	7,708
Loans to bank - amortised cost	29	70
Loans to customers - amortised cost	110	45
Other financial assets	19,854	13,174
Total	28,203	20,997

(1)	Associated liabilities were £27,478 million (2024 - £20,394 million).

Schedule of assets pledged as collateral

	2025	2024
Assets pledged against liabilities	£m	£m
Trading assets	7,894	10,288
Loans to customers - amortised cost	16,052	19,030
Other financial assets (1)	5,648	4,451
Total	29,594	33,769

(1)

Includes assets pledged for pension derivatives and £524 million of debt securities under the continuing control of NWB Plc. This follows the agreement between NWB Plc and the Group Pension Fund to establish a bankruptcy remote reservoir trust to hold these assets. Refer to Note 5 for additional information.